Capital management and solvency	6 Months Ended
Jun. 30, 2026
Disclosure Of Capital Management And Solvency [abstract]
Capital management and solvency
16 Capital management and solvency
Aegon’s group solvency ratio and surplus under the Bermuda solvency framework is broadly in line with that under the Solvency II framework during a transition period. The method to translate Transamerica’s capital position into the group solvency position is also similar to the methodology previously applied under Solvency II. Aegon’s UK insurance subsidiaries have been included in the Aegon’s Solvency calculation in accordance with UK Solvency II standards, including Aegon UK’s approved Partial Internal Model.
Aegon agreed to adopt the Bermuda solvency framework after the transition period. Aegon announced on May 16, 2025 that it will apply an aggregation approach to calculate its group solvency under the Bermuda solvency framework after the transition period. Implementation of Group regulatory reporting under the Bermuda solvency framework has been accelerated from 2027 to 2026, with the Group solvency ratio expected to remain broadly in line with current levels and no impact on Aegon’s capital management framework.
Aegon’s debt structure and funding decisions remain driven by economic considerations, while also taking into account market circumstances, regulatory requirements, and rating agency considerations.
The Group solvency ratio is calculated as the ratio between the Eligible Own Funds and the Solvency Capital Requirement (SCR). The Eligible Own Funds equal to the Available Own Funds after applying any Own Funds eligibility restrictions.

	June 30, 2026	1	December 31, 2025
Group Eligible Own Funds	11,378		11,901

Group SCR	6,715		6,464
Group Solvency ratio 2	169%		184%

1	The solvency ratios are estimates and are not final until filed with the respective supervisory authority
2	Including our share of a.s.r. Excess of Assets over Liabilities (minus own shares and minus minority interests) and SCR in our Group Solvency numbers.
The Group Solvency ratio decreased with 15%-points. This decrease is mainly driven by the Perpetual Capital Subordinated Bonds (restricted Tier 1) losing eligibility per January 1, 2026, because the
10-year
period of grandfathering of these instruments ended after December 31, 2025; the debt tender offer; the foreseeable interim 2026 dividend; the Share buyback announced for 2H 2026; and negative impact from markets and assumption updates; partly offset by the impact from operating capital generation.

Liquidity
During the first half year of 2026, the Revolving Credit Facility (RCF) of USD 1,375 billion has been extended from 2030 to 2031.